Warrants (Details) - Schedule of Assumptions Used to Value the Company's Warrants	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2018
Schedule of Assumptions Used to Value the Company's Warrants [Abstract]
Expected term (in years)				5 years 6 months
Expected volatility	43.00%	40.00%	41.00%	41.48%
Risk-free interest rate	4.00%		0.36%	0.83%